                           TAX-FREE INVESTMENTS TRUST

                         TAX-FREE CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 5, 2005
         to the Statement of Additional Information dated July 29, 2005 as supplemented August 31, 2005

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix C in the Statement of Additional
Information:

                                  TRUSTEE
"NAME, YEAR OF BIRTH AND          AND/OR                                                            OTHER
POSITION(S) HELD WITH THE         OFFICER                                                    TRUSTEESHIP(S) HELD
         TRUST                     SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         BY TRUSTEE
-------------------------         -------     -------------------------------------------    -------------------
INDEPENDENT TRUSTEES


Raymond Stickel, Jr. - 1944       2005        Retired                                        None"
Trustee                                       Formerly:  Partner, Deloitte & Touche


Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.